Cash flows information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Cash Flows Information [Abstract]
Disclosure of Transactions not Requiring Use of Cash Flows
a.
Transactions not requiring the use of cash flows:

		December 31, 2023		December 31, 2022		December 31, 2021
Investing activities
Right-of-use assets	Ps.	(1,422,168)	Ps.	(2,133,410)	Ps.	(987,846)
Property, furniture, equipment, lease-hold improvements		(178,685)		(441,131)		(178,030)
Financing activities
Lease liabilities	Ps.	1,422,168	Ps.	2,133,410	Ps.	987,846
Long-term debt		178,685		441,131		178,030

Reconciliation of Financing Items
b.
Reconciliation of financing items:

	Promissory Notes				Financing of transportation and store equipment		Supplier finance arrangement
	Related parties		Third parties (debt)		Debt		Debt		Total
As of January 1, 2021	Ps.	3,376,117	Ps.	202,131	Ps.	112,666	Ps.	—	Ps.	3,690,914
Increase of new debt (non-cash transactions)		—		—		178,030		—		178,030
Proceeds from Promissory Notes		—		149,411		—		—		149,411
Interest payable on Promissory Notes (non cash)		488,634		48,777		—		—		537,411
Payment of debt		—		—		(205,894)		—		(205,894)
Interest payment on debt				—		(23,369)		—		(23,369)
Accrued interest on debt		—		—		23,369		—		23,369
Finance obtained through supplier finance arrangements		—		—		—		332,862		332,862
Payments made on reverse factoring transactions		—		—		—		(105,426)		(105,426)
Exchange fluctuation		114,692		9,807				—		124,499
As of December 31, 2021	Ps.	3,979,443	Ps.	410,126	Ps.	84,802	Ps.	227,436	Ps.	4,701,807
Increase of new debt (non-cash transactions)		—		—		441,131		—		441,131
Interest payable on Promissory Notes (non cash)		553,756		61,836		—		—		615,592
Payment of debt		—		—		(360,107)		—		(360,107)
Interest payment on debt		—		—		(41,859)		—		(41,859)
Accrued interest on debt		—		—		41,859		—		41,859
Proceeds from credit line		—		—		82,527		—		82,527
Finance obtained through supplier finance arrangements		—		—		—		1,528,143		1,528,143
Payments made on reverse factoring transactions		—		—		—		(1,417,243)		(1,417,243)
Exchange fluctuation		(257,141)		(26,681)		—		—		(283,822)
As of December 31, 2022	Ps.	4,276,058	Ps.	445,281	Ps.	248,353	Ps.	338,336	Ps.	5,308,028
Increase of new debt (non-cash transactions)		—		—		178,685		—		178,685
Loss related to modification and measurement of Promissory Notes		82,893		1,343		—		—		84,236
Interest payable on Promissory Notes (non cash)		556,883		62,896		—		—		619,779
Payment of debt		—		—		(104,769)		—		(104,769)
Interest payment on debt		—		—		(25,224)		—		(25,224)
Accrued interest on debt		—		—		25,224		—		25,224
Proceeds from credit lines		—		—		99,618		—		99,618
Finance obtained through supplier finance arrangements		—		—		—		2,195,833		2,195,833
Payments made on reverse factoring transactions		—		—		—		(2,084,319)		(2,084,319)
Exchange fluctuation		(575,382)		(59,804)		—		—		(635,186)
As of December 31, 2023	Ps.	4,340,452	Ps.	449,716	Ps.	421,887	Ps.	449,850	Ps.	5,661,905